Subsequent Events (Details) (Subsequent Event [Member], Game platform operating company [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 31, 2014
Subsequent Event [Member] | Game platform operating company [Member]
Subsequent Event [Line Items]
Percentage of economic ownership	100.00%
Cash consideration	$ 67,400